GENERAL (Narrative) (Details) - USD ($) $ in Thousands				1 Months Ended			12 Months Ended
	Nov. 20, 2014	May. 05, 2014	Mar. 05, 2014	Sep. 30, 2015	Nov. 30, 2013	May. 30, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 09, 2013	Nov. 11, 2013	Dec. 31, 2011	Nov. 30, 2008
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross								$ 10,969
Discount rate							18.00%
Business Combination, Consideration Transferred								10,969
Investments in affiliated company							$ 19,800	20,130			$ 24,720
Deposits with escrow agent (see also Note 1b4)							1,760	1,760		$ 1,760
Goodwill and Intangible Asset Impairment							7,132	2,890	$ 323
Goodwill impairment loss							3,843	1,185
Syneron China [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross										$ 2,200
Percentage interest acquired									4.00%	45.00%				51.00%
Joint venture, capital investment									$ 156					$ 510
Cost method investment ownership percentage									100.00%
Rakuto Bio Technologies Ltd. (RBT) [Member]
Business Acquisition [Line Items]
Contingent consideration						$ 15,240	878	4,883
Business Combination, Consideration Transferred						5,000
Investments in affiliated company													$ 4,275
Cost method investment ownership percentage													49.52%
Additional amount to be paid for acquisition of shares						$ 5,000
Contingent consideration as a percentage of net sales						2.019%
Goodwill impairment loss							1,343
Unilever Ventures [Member]
Business Acquisition [Line Items]
Cumulative percentage ownership					51.00%
Syneron Medical [Member]
Business Acquisition [Line Items]
Cumulative percentage ownership					49.00%
Unilever Ventures and Iluminage Beauty [Member]
Business Acquisition [Line Items]
Investments in affiliated company												$ 25,000
CT [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 10,969	$ 10,969
Percentage interest acquired			100.00%
Maximum contingent consideration			$ 4,000
Contingent payment liability			2,000					2,000
Contingent consideration			$ 100				$ 0	100
Discount rate			16.00%				16.00%
Business Combination, Consideration Transferred		$ 11,069
Contingent payment liability each year							$ 2,000	2,000
Contingent payment liability paid							0	$ 0
Goodwill impairment loss							$ 2,500
Period of projected cash flows							7 years
Long-term growth rate							3.00%
CT [Member] | Customer Relationship [Member]
Business Acquisition [Line Items]
Goodwill and Intangible Asset Impairment				$ 3,113
ORSCAN Technologies Ltd. [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 750